Deferred Tax (Tables)	12 Months Ended
Mar. 31, 2018
Deferred Tax
Schedule of unrecognized deferred tax assets

	As at March 31,
	2017	2018
Deductible temporary differences	100,688	178,275
Tax loss carry forward and unabsorbed depreciation	1,599,747	1,929,178

Total	1,700,435	2,107,453

Schedule of recognized deferred tax assets

	For the Year Ended March 31,
	2017	2018
Property, plant and equipment and intangible assets	6,001	18,438
Trade and other receivables	17,994	36,990
Rent equalisation reserve	372	1,021
Employee benefits	4,540	12,614
Minimum alternate tax recoverable	4,863	5,027
Provision for expenses	—	26,642

Deferred tax asset	33,770	100,732

OCI gratuity	2,104	1,917

Total deferred tax asset (A)	35,874	102,649

Deferred tax liabilities are attributable to the following—
Property, plant and equipment & intangible assets	—	(44,460)

Total deferred tax liability (B)	—	(44,460)

Net deferred tax asset (A–B)	35,874	58,189

Schedule of changes in deferred tax assets

	Balance as on March 31, 2017	Acquired through business combination (refer to Note 43)	Recognised in profit or loss	Recognised in other comprehensive income	Unused/ utilized tax credit	Balance as on March, 31 2018
Property, plant and equipment and intangible assets	6,001	(37,319)	5,295	—	—	(26,022)
Trade and other receivables	17,994	26,024	(7,028)	—	—	36,990
Rent equalization reserve	372	316	333	—	—	1,021
Employee benefits	4,540	15,620	(7,546)	—	—	12,614
Minimum alternate tax recoverable	4,863	—	—	—	164	5,027
Provision for expenses	—	—	26,642	—	—	26,642
OCI gratuity	2,104	—	—	(187)	—	1,917

Deferred tax assets	35,874	4,640	17,696	(187)	164	58,189